EXHIBIT 99.13

CONSOLIDATED ANALYTICS POOL 1 DATA COMPARE REPORT

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
51			XXX	Qualifying LTV	XX/XX/XXXX	XX/XX/XXXX	True data verified per AUS.
51			XXX	Qualifying CLTV	XX/XX/XXXX	XX/XX/XXXX	True data verified per AUS.
51			XXX	Total Qualified Assets Post-Close	XX/XX/XXXX	XX/XX/XXXX	True data verified per bank Statements.
2			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI is slightly lower due to a lower verified property taxes
7			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit Income calculated lower income for REO resulting in a higher DTI
38			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	QM XXX- Income $XXX/Total Liabilities- $XXX= XXX%
3			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Verified by the income and debts
54			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit-calculated from diligence and verified income/expenses. File reflects XXX borrowers; underwriting has reviewed credit and income evaluation. The XXX Stated a higher monthly HOI, which caused an elevated DTI; however, underwriting has reviewed the file and there are no additional concerns. No rental income present.
47			XXX	Application Date	XX/XX/XXXX	XX/XX/XXXX	Updated as per the E-consent document
47			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX
57			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Income Calculator does not match the most recent AUS income, required updated DTI review in AUS.
1			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Confirmed audit DTI of XXX%. Audit DTI increased due to lower use of B1’s income XXX vs initial underwriter $XXX.
18			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX
11			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Lender did not included XXX HOA difference within tolerance
16			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX
50			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI of XXX% is slightly less then Lender XXX% due to rounding issue
64			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI of XXX% is slightly higher than Lender XXX% due to rental losses
48			XXX	Qualifying LTV	XX/XX/XXXX	XX/XX/XXXX	Verified the XXX % The Tape Data, represented as XXX the lenders XXX reflects the LTV as XXX %
29			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI of XXX% and Lender XXX% appears to be a rounding issue.
77			XXX	Qualifying LTV	XX/XX/XXXX	XX/XX/XXXX	Verified Qualifying Property Value Flag - Sales Price. XXX%
77			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI discrepancy due to Documented Monthly Property Tax in the amount of $XXX. The lender used XXX which is not supported by documentation.
23			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI increased due to B1 income calculated lower at audit using YTD income on paystub provided.
30			XXX	Property Type	XX/XX/XXXX	XX/XX/XXXX
30			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI is XXX% which matches the AUS DTI of XXX%
31			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	QM XXX is XXX doe the the tax amount.
45			XXX	Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX% DTI is less than guideline XXX% DTI (DTI is higher due to lower income calculation for B2)
108			XXX	Application Date	XX/XX/XXXX	XX/XX/XXXX